Stock Option Plans and Warrants to Purchase Common Stock (Details 5)	12 Months Ended
Dec. 31, 2017 $ / shares shares
6/25/2013 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price | $ / shares	$ 0.8
Remaining Contractual Life in Years	5 months 23 days
Outstanding Warrants	11,250
Exercisable Warrants	11,250
12/5/2013 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price | $ / shares	$ 20.5
Remaining Contractual Life in Years	11 months 4 days
Outstanding Warrants	500
Exercisable Warrants	500
12/24/2014 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price | $ / shares	$ 14.8
Remaining Contractual Life in Years	1 year 11 months 23 days
Outstanding Warrants	110,932
Exercisable Warrants	110,932
12/16/2016 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price | $ / shares	$ 3.95
Remaining Contractual Life in Years	3 years 11 months 15 days
Outstanding Warrants	2,403,405
Exercisable Warrants	2,403,405
11/3/2017 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price | $ / shares	$ 2.5
Remaining Contractual Life in Years	4 years 9 months 29 days
Outstanding Warrants	51,151
Exercisable Warrants
Total [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Remaining Contractual Life in Years	3 years 9 months 11 days
Outstanding Warrants	2,577,238
Exercisable Warrants	2,526,087